STATEMENTS OF CHANGES IN MEMBERS' DEFICIT - Liminatus Pharma, LLC - USD ($) $ in Thousands	Member Units Class A Member Units	Member Units Class B Member Units	Additional Paid-in Capital	Accumulated Deficit	Class A Member Units	Class B Member Units	Total
Beginning balance at Dec. 31, 2022	$ 4,000	$ 167	$ 5,158	$ (20,135)			$ (10,810)
Beginning balance (In units) at Dec. 31, 2022	57,000,000	16,666,666
Increase (Decrease) in Partners' Capital [Roll Forward]
Cancellation of member units related to Metavagen license termination	$ (239)		239
Cancellation of member units related to Metavagen license termination (In units)	(40,000,000)
Issuance of Class A member units in exchange for CD-47 License Agreement	$ 786		(786)
Issuance of Class A member units in exchange for CD-47 License Agreement (In units)	78,555,554
Net loss				(4,984)	$ (2,442)	$ (2,542)	(4,984)
Ending balance at Dec. 31, 2023	$ 4,547	$ 167	4,611	(25,119)			(15,794)
Ending balance (In units) at Dec. 31, 2023	95,555,554	16,666,666
Increase (Decrease) in Partners' Capital [Roll Forward]
Net loss	$ 0	$ 0	0	(3,546)	$ (1,738)	$ (1,808)	(3,546)
Ending balance at Dec. 31, 2024	$ 4,547	$ 167	$ 4,611	$ (28,665)			$ (19,340)
Ending balance (In units) at Dec. 31, 2024	95,555,554	16,666,666